Impairment, Restructuring Charges and Other Related Closure Costs - Summary of Impairment, Restructuring Charges and Other Related Closure Costs (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Impairment	$ (13)	$ (16)	$ (24)	$ (109)
Restructuring charges		(37)	(41)	(178)
Other related closure costs		(12)	(25)	(5)
Total impairment, restructuring charges and other related closure costs		(65)	(90)	(292)
$600-650 Million Net Opex Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			(17)	(88)
Other related closure costs		(2)	(7)
Total impairment, restructuring charges and other related closure costs		(2)	(24)	(88)
Manufacturing Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Impairment				(29)
Restructuring charges		(1)	(8)	(8)
Other related closure costs		(10)	(4)
Total impairment, restructuring charges and other related closure costs		(11)	(12)	(37)
EPS Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		(36)	(16)
Other related closure costs			(14)
Total impairment, restructuring charges and other related closure costs		(36)	(30)
Long-lived Asset Impairment Charge [Member]
Restructuring Cost and Reserve [Line Items]
Impairment		(16)	(24)
Total impairment, restructuring charges and other related closure costs		$ (16)	$ (24)
ST-Ericsson Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges				(6)
Other related closure costs				(3)
Total impairment, restructuring charges and other related closure costs				(9)
ST-Ericsson Exit [Member]
Restructuring Cost and Reserve [Line Items]
Impairment				(17)
Restructuring charges				(69)
Total impairment, restructuring charges and other related closure costs				(86)
Digital Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment				(2)
Restructuring charges				(1)
Other related closure costs				(2)
Total impairment, restructuring charges and other related closure costs				(5)
Goodwill and Other Intangible Impairment Charge [Member]
Restructuring Cost and Reserve [Line Items]
Impairment				(56)
Total impairment, restructuring charges and other related closure costs				(56)
Assets Held for Sale Impairment [Member]
Restructuring Cost and Reserve [Line Items]
Impairment				(5)
Total impairment, restructuring charges and other related closure costs				(5)
Other Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges				(6)
Total impairment, restructuring charges and other related closure costs				$ (6)